New Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
New Accounting Pronouncements [Text Block]

Note 3 – New accounting pronouncements

FASB Accounting Standards Update 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, (“ASU 2011-12”)

The FASB issued ASU 2011-12 in December 2011, which defers indefinitely the new requirement in ASU 2011-05 to present components of reclassification adjustments out of accumulated other comprehensive income on the face of the income statement by income statement line item.

All other requirements in ASU 2011-05 are not affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”)

The FASB issued ASU 2011-11 in December 2011. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. To meet this objective, entities with financial instruments and derivatives that are either offset on the balance sheet or subject to a master netting arrangement or similar arrangement shall disclose the following quantitative information separately for assets and liabilities in tabular format: a) gross amounts of recognized assets and liabilities; b) amounts offset to determine the net amount presented in the balance sheet; c) net amounts presented in the balance sheet; d) amounts subject to an enforceable master netting agreement or similar arrangement not otherwise included in (b), including: amounts related to recognized financial instruments and other derivatives instruments if either management makes an accounting election not to offset or the amounts do not meet the guidance in ASC Section 210-20-45 or ASC Section 815-10-45, and also amounts related to financial collateral (including cash collateral); and e) the net amount after deducting the amounts in (d) from the amounts in (c).

In addition to these tabular disclosures, entities are required to provide a description of the setoff rights associated with assets and liabilities subject to an enforceable master netting arrangement.

An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification (“ASU 2011-10”)

The FASB issued ASU 2011-10 in December 2011. The objective of this ASU is to resolve the diversity in practice about whether the guidance in ASC Subtopic 360-20, “Property, Plant, and Equipment Real Estate Sales” applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. ASU 2011-10 provides that when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in ASC Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under ASC Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt.

ASU 2011-10 should be applied on a prospective basis to deconsolidation events occurring after the effective date; with prior periods not adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, ASU 2011-10 is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted; however, the Corporation is not early adopting this ASU.

The adoption of this guidance will not have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”)

The FASB issued Accounting Standards Update (“ASU”) No. 2011-08 in September 2011. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity the option to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350, Intangibles-Goodwill and Other. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The previous guidance under ASC Topic 350 required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.

This ASU also removes the guidance that permitted the entities to carry forward the calculation of the fair value of the reporting unit from one year to the next if certain conditions are met. In addition, the new qualitative indicators replace those currently used to determine whether an interim goodwill impairment test is required. These indicators are also applicable for assessing whether to perform step two for reporting units with zero or negative carrying amounts.

ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period had not yet been issued. The Corporation did not elect to adopt early the provisions of this ASU.

The provisions of this guidance simplify how entities test for goodwill impairment and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”)

The FASB issued ASU 2011-05 in June 2011. The amendment of this ASU allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. However, the requirement to present components of reclassification adjustments out of accumulated other comprehensive income on the face of the income statement by income statement line item has been deferred indefinitely by ASU 2011-12 as mentioned above. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments to the Codification in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This ASU also does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects, with one amount shown for the aggregate income tax expense or benefit related to the total of other comprehensive income items.

The amendments of this guidance are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011. ASU 2011-05 should be applied retrospectively. Early adoption is permitted.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”)

The FASB issued ASU 2011-04 in May 2011. The amendment of this ASU provides a consistent definition of fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The ASU modifies some fair value measurement principles and disclosure requirements including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity, measuring the fair value of financial instruments that are managed within a portfolio, application of premiums and discounts in a fair value measurement, disclosing quantitative information about unobservable inputs used in Level 3 fair value measurements, and other additional disclosures about fair value measurements.

The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively and early application is not permitted.

The adoption of this guidance is not expected to have a material effect on the consolidated financial statements.

FASB Accounting Standards Update 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”)

The FASB issued ASU 2011-03 in April 2011. The amendment of this ASU affects all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The ASU modifies the criteria for determining when these transactions would be accounted for as financings (secured borrowings / lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). This ASU does not affect other transfers of financial assets. ASC Topic 860 prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repo agreements. That determination is based, in part, on whether the entity has maintained effective control over transferred financial assets.

Specifically, the amendments in this ASU remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early application is not permitted.

The adoption of this guidance is not expected to have a material effect on the consolidated financial statements.

FASB Accounting Standards Update 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 2011-02”)

The FASB issued ASU 2011-02 in April 2011. This ASU clarifies which loan modifications constitute troubled debt restructurings. It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings.

The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach. This update clarifies the existing guidance on whether (1) the creditor has granted a concession and (2) whether the debtor is experiencing financial difficulties. Specifically, ASU 2011-02 (1) provides additional guidance on determining whether a creditor has granted a concession, including guidance on collection of all amounts due, receipt of additional collateral or guarantees from the debtor, and restructuring the debt at a below-market rate; (2) includes examples for creditors to determine whether an insignificant delay in payment is considered a concession; (3) prohibits creditors from using the borrower's effective rate test in ASC Subtopic 470-50 to evaluate whether a concession has been granted to the borrower; (4) adds factors for creditors to use to determine whether the debtor is experiencing financial difficulties; and (5) ends the deferral of the additional disclosures about TDR activities required by ASU 2010-20 and requires public companies to begin providing these disclosures in the period of adoption.

For public companies, the new guidance was effective for interim and annual periods beginning on or after June 15, 2011, and applied retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption. Early application was permitted. For purposes of measuring impairment for receivables that are newly considered impaired under the new guidance, an entity was required to apply the amendments prospectively in the first period of adoption and disclose the total amount of receivables and the allowance for credit losses as of the end of the period of adoption.

The Corporation adopted this guidance in the third quarter of 2011. Refer to Note 11 to the consolidated financial statements for the impact of the adoption of this ASU and the new disclosure requirements.

FASB Accounting Standards Update 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, (“ASU 2011-12”)

The FASB issued ASU 2011-12 in December 2011, which defers indefinitely the new requirement in ASU 2011-05 to present components of reclassification adjustments out of accumulated other comprehensive income on the face of the income statement by income statement line item.

All other requirements in ASU 2011-05 are not affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”)

The FASB issued ASU 2011-11 in December 2011. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. To meet this objective, entities with financial instruments and derivatives that are either offset on the balance sheet or subject to a master netting arrangement or similar arrangement shall disclose the following quantitative information separately for assets and liabilities in tabular format: a) gross amounts of recognized assets and liabilities; b) amounts offset to determine the net amount presented in the balance sheet; c) net amounts presented in the balance sheet; d) amounts subject to an enforceable master netting agreement or similar arrangement not otherwise included in (b), including: amounts related to recognized financial instruments and other derivatives instruments if either management makes an accounting election not to offset or the amounts do not meet the guidance in ASC Section 210-20-45 or ASC Section 815-10-45, and also amounts related to financial collateral (including cash collateral); and e) the net amount after deducting the amounts in (d) from the amounts in (c).

In addition to these tabular disclosures, entities are required to provide a description of the setoff rights associated with assets and liabilities subject to an enforceable master netting arrangement.

An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification (“ASU 2011-10”)

The FASB issued ASU 2011-10 in December 2011. The objective of this ASU is to resolve the diversity in practice about whether the guidance in ASC Subtopic 360-20, “Property, Plant, and Equipment Real Estate Sales” applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. ASU 2011-10 provides that when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in ASC Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under ASC Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt.

ASU 2011-10 should be applied on a prospective basis to deconsolidation events occurring after the effective date; with prior periods not adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, ASU 2011-10 is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted; however, the Corporation is not early adopting this ASU.

The adoption of this guidance will not have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”)

The FASB issued Accounting Standards Update (“ASU”) No. 2011-08 in September 2011. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity the option to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350, Intangibles-Goodwill and Other. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. The previous guidance under ASC Topic 350 required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.

This ASU also removes the guidance that permitted the entities to carry forward the calculation of the fair value of the reporting unit from one year to the next if certain conditions are met. In addition, the new qualitative indicators replace those currently used to determine whether an interim goodwill impairment test is required. These indicators are also applicable for assessing whether to perform step two for reporting units with zero or negative carrying amounts.

ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period had not yet been issued. The Corporation did not elect to adopt early the provisions of this ASU.

The provisions of this guidance simplify how entities test for goodwill impairment and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”)

The FASB issued ASU 2011-05 in June 2011. The amendment of this ASU allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. However, the requirement to present components of reclassification adjustments out of accumulated other comprehensive income on the face of the income statement by income statement line item has been deferred indefinitely by ASU 2011-12 as mentioned above. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments to the Codification in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This ASU also does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects, with one amount shown for the aggregate income tax expense or benefit related to the total of other comprehensive income items.

The amendments of this guidance are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011. ASU 2011-05 should be applied retrospectively. Early adoption is permitted.

The provisions of this guidance impact presentation disclosure only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”)

The FASB issued ASU 2011-04 in May 2011. The amendment of this ASU provides a consistent definition of fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The ASU modifies some fair value measurement principles and disclosure requirements including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity, measuring the fair value of financial instruments that are managed within a portfolio, application of premiums and discounts in a fair value measurement, disclosing quantitative information about unobservable inputs used in Level 3 fair value measurements, and other additional disclosures about fair value measurements.

The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively and early application is not permitted.

The adoption of this guidance is not expected to have a material effect on the consolidated financial statements.

FASB Accounting Standards Update 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”)

The FASB issued ASU 2011-03 in April 2011. The amendment of this ASU affects all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The ASU modifies the criteria for determining when these transactions would be accounted for as financings (secured borrowings / lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). This ASU does not affect other transfers of financial assets. ASC Topic 860 prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repo agreements. That determination is based, in part, on whether the entity has maintained effective control over transferred financial assets.

Specifically, the amendments in this ASU remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early application is not permitted.

The adoption of this guidance is not expected to have a material effect on the consolidated financial statements.

FASB Accounting Standards Update 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 2011-02”)

The FASB issued ASU 2011-02 in April 2011. This ASU clarifies which loan modifications constitute troubled debt restructurings. It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings.

The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach. This update clarifies the existing guidance on whether (1) the creditor has granted a concession and (2) whether the debtor is experiencing financial difficulties. Specifically, ASU 2011-02 (1) provides additional guidance on determining whether a creditor has granted a concession, including guidance on collection of all amounts due, receipt of additional collateral or guarantees from the debtor, and restructuring the debt at a below-market rate; (2) includes examples for creditors to determine whether an insignificant delay in payment is considered a concession; (3) prohibits creditors from using the borrower's effective rate test in ASC Subtopic 470-50 to evaluate whether a concession has been granted to the borrower; (4) adds factors for creditors to use to determine whether the debtor is experiencing financial difficulties; and (5) ends the deferral of the additional disclosures about TDR activities required by ASU 2010-20 and requires public companies to begin providing these disclosures in the period of adoption.

For public companies, the new guidance was effective for interim and annual periods beginning on or after June 15, 2011, and applied retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption. Early application was permitted. For purposes of measuring impairment for receivables that are newly considered impaired under the new guidance, an entity was required to apply the amendments prospectively in the first period of adoption and disclose the total amount of receivables and the allowance for credit losses as of the end of the period of adoption.

The Corporation adopted this guidance in the third quarter of 2011. Refer to Note 11 to the consolidated financial statements for the impact of the adoption of this ASU and the new disclosure requirements.